Basis of Presentation and Significant Accounting Policies Associate loan (Details) $ in Millions	Dec. 31, 2014 USD ($)
Debt Disclosure [Abstract]
Interest Bearing Vendor Loans by Company	$ 41
Convertible Bonds Issued by Company	$ 106